Share-based compensation (Details 2) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Additional disclosures
Share-based compensation expenses | ¥	¥ 4,804		¥ 7,548		¥ 9,134
Share Incentive Plan | Employee and non-employee | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	71,641,054		95,108,866		108,269,242
Granted (in shares)	16,682,380		13,951,100		30,069,498
Vested (in shares)	(19,416,652)		(23,123,292)		(23,834,466)
Forfeited or cancelled	(14,918,722)		(14,295,620)		(19,395,408)
Unvested at the end of the year (in shares)	53,988,060		71,641,054		95,108,866		108,269,242
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares		$ 27.56		$ 25.89		$ 19.62
Granted (in dollars per share) | $ / shares		18.24		29.81		39.93
Vested (in dollars per share) | $ / shares		24.83		23.04		18.89
Forfeited or cancelled | $ / shares		28.48		25.94		21.3
Unvested at the end of the year (in dollars per share) | $ / shares		$ 25.4		27.56		25.89	$ 19.62
Additional disclosures
Share-based compensation expenses | ¥	¥ 1,840		¥ 3,877		¥ 4,129
Unrecognized share-based compensation expense related to awards other than options | ¥	¥ 3,765	$ 3,765
Weighted-average period over which share-based compensation expense is expected to be recognized	3 years 3 months 18 days
Total fair value of RSUs vested | ¥	¥ 2,930		4,590		6,359
Total intrinsic value of RSUs vested | ¥	¥ 2,930		¥ 4,590		¥ 6,359
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	2,314,136		2,937,112		4,907,060
Granted (in shares)	0		0		0
Exercised (in shares)	(1,485,726)		(620,476)		(1,962,856)
Forfeited or cancelled	(24,590)		(2,500)		(7,092)
Outstanding at the end of the year (in shares)	803,820		2,314,136		2,937,112		4,907,060
Vested and expected to vest at the end of the year (in shares)	799,483	799,483						799,483
Exercisable at the end of the year (in shares)	787,140	787,140						787,140
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares		$ 7.29		6.95		6.38
Exercised (in dollars per share) | $ / shares		4.44		5.7		5.49
Forfeited or cancelled (in dollars per share) | $ / shares		11.65		3.96		13.42
Outstanding at the end of the year (in dollars per share) | $ / shares		$ 12.43		$ 7.29		$ 6.95	$ 6.38
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares								$ 12.43
Exercisable at the end of the year (in dollars per share) | $ / shares								$ 12.42
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	3 years 8 months 12 days		2 years 2 months 12 days		2 years 10 months 24 days		3 years
Vested and expected to vest at the end of the year	3 years 8 months 12 days
Exercisable at the end of the year	3 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $				$ 48		$ 82	$ 184	$ 2
Vested and expected to vest at the end of the year (in dollars) | $								2
Exercisable at the end of the year (in dollars) | $								$ 2
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized	9 months 18 days
Total intrinsic value of options exercised | ¥	¥ 98		¥ 98		¥ 453
Share Incentive Plan | Non-employees | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	5,526,834
Unvested at the end of the year (in shares)	2,838,656		5,526,834
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	78,706
Outstanding at the end of the year (in shares)	57,206		78,706
Share Incentive Plan | Year two | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	2 years
Share Incentive Plan | Year ten | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	6 years